JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace & Defense — 0.9%
General Dynamics Corp.	2,803	411,144
Huntington Ingalls Industries, Inc.	1,204	189,426
Raytheon Technologies Corp.	8,856	590,961
Textron, Inc.	4,605	208,422

		1,399,953

Automobiles & Parts — 1.9%
BorgWarner, Inc.	7,678	322,399
Ford Motor Co.*	62,821	661,505
General Motors Co.	14,671	743,527
Gentex Corp.	10,825	357,766
Genuine Parts Co.	3,882	364,442
Harley-Davidson, Inc.	8,798	352,712
Lear Corp.	503	75,832

		2,878,183

Banks — 7.2%
Associated Banc-Corp.	10,094	181,086
Bank of America Corp.	20,789	616,394
Bank OZK	5,998	222,886
BOK Financial Corp.	2,462	181,843
Citigroup, Inc.	17,649	1,023,466
Citizens Financial Group, Inc.	10,699	389,872
Comerica, Inc.	3,982	227,770
Cullen/Frost Bankers, Inc.	1,038	95,745
East West Bancorp, Inc.	2,429	145,594
Fifth Third Bancorp	14,055	406,611
First Hawaiian, Inc.	8,769	203,879
First Horizon National Corp.	16,244	225,629
FNB Corp.	24,986	246,362
Huntington Bancshares, Inc.	21,704	287,035
KeyCorp	23,460	395,536
M&T Bank Corp.	2,018	267,325
New York Community Bancorp, Inc.	26,022	272,190
PacWest Bancorp	8,163	246,441
People’s United Financial, Inc.	15,687	214,284
PNC Financial Services Group, Inc. (The)	5,488	787,638
Popular, Inc. (Puerto Rico)	5,403	306,620
Prosperity Bancshares, Inc.	1,518	102,374
Regions Financial Corp.	26,028	442,736
Sterling Bancorp	11,532	212,881
Synovus Financial Corp.	7,244	269,477
Truist Financial Corp.	12,552	602,245
Umpqua Holdings Corp.	17,154	248,905
US Bancorp	12,673	543,038
Webster Financial Corp.	4,928	230,384
Wells Fargo & Co.	37,007	1,105,769
Western Alliance Bancorp	1,921	130,974
Zions Bancorp NA	4,570	201,720

		11,034,709

Beverages — 0.5%
Keurig Dr Pepper, Inc.	11,446	363,983
Molson Coors Beverage Co., Class B	7,749	388,690

		752,673

Chemicals — 1.0%
Cabot Corp.	2,133	93,660
CF Industries Holdings, Inc.	5,084	210,376
Chemours Co. (The)	9,101	239,720
Eastman Chemical Co.	3,964	389,860
Huntsman Corp.	8,258	218,176
LyondellBasell Industries NV, Class A	5,118	438,920

		1,590,712

Construction & Materials — 0.7%
MDU Resources Group, Inc.	6,842	179,876
Owens Corning	4,901	380,318
Trane Technologies plc	3,453	494,987

		1,055,181

Electricity — 1.9%
Avangrid, Inc.	3,594	166,294
Consolidated Edison, Inc.	6,130	433,881
Exelon Corp.	14,782	614,340
Hawaiian Electric Industries, Inc.	5,704	188,574
OGE Energy Corp.	4,799	146,466
Pinnacle West Capital Corp.	2,041	153,585
PPL Corp.	15,618	432,150
Public Service Enterprise Group, Inc.	5,815	328,141
Southern Co. (The)	7,942	467,943

		2,931,374

Electronic & Electrical Equipment — 1.8%
Arrow Electronics, Inc.*	1,950	190,379
Avnet, Inc.	5,301	187,178
Corning, Inc.	11,347	407,017
Emerson Electric Co.	8,244	654,161
Hubbell, Inc.	2,304	358,502
MKS Instruments, Inc.	1,522	240,583
nVent Electric plc	12,858	287,762
Regal Beloit Corp.	2,946	369,664

		2,695,246

Financial Services — 3.6%
Ally Financial, Inc.	8,566	324,138
Bank of New York Mellon Corp. (The)	12,864	512,373
Capital One Financial Corp.	6,334	660,383
Franklin Resources, Inc.	8,065	212,029
Goldman Sachs Group, Inc. (The)	3,712	1,006,583
Invesco Ltd.	15,530	319,763
Jefferies Financial Group, Inc.	11,303	263,925
MGIC Investment Corp.	17,116	200,600
Morgan Stanley	13,046	874,734
OneMain Holdings, Inc.	4,674	217,621
Santander Consumer USA Holdings, Inc.	7,669	169,485
State Street Corp.	6,206	434,420
Synchrony Financial	9,402	316,377

		5,512,431

Fixed Line Telecommunications — 1.6%
AT&T, Inc.	66,319	1,898,713
Lumen Technologies, Inc.	37,142	459,818
Verizon Communications, Inc.	1,554	85,081

		2,443,612

Food & Drug Retailers — 2.5%
Albertsons Cos., Inc., Class A(a)	17,828	309,672
AmerisourceBergen Corp.	625	65,125
CVS Health Corp.	14,346	1,027,891
Kroger Co. (The)	15,920	549,240
McKesson Corp.	2,946	513,989

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Sprouts Farmers Market, Inc.*	16,114	364,982
Sysco Corp.	5,500	393,305
Walgreens Boots Alliance, Inc.	12,633	634,808

		3,859,012

Food Producers — 2.4%
Archer-Daniels-Midland Co.	9,991	499,650
Campbell Soup Co.	7,753	372,997
Conagra Brands, Inc.	12,332	426,687
Flowers Foods, Inc.	12,656	290,582
General Mills, Inc.	9,716	564,500
Ingredion, Inc.	4,269	322,181
JM Smucker Co. (The)	3,452	401,847
Kraft Heinz Co. (The)	13,893	465,554
Tyson Foods, Inc., Class A	6,541	420,652

		3,764,650

Forestry & Paper — 0.2%
International Paper Co.	6,635	333,807

Gas, Water & Multiutilities — 0.7%
Duke Energy Corp.	9,069	852,486
National Fuel Gas Co.	4,205	169,293

		1,021,779

General Industrials — 2.1%
Carlisle Cos., Inc.	2,399	347,687
Eaton Corp. plc	5,690	669,713
Graphic Packaging Holding Co.	18,661	292,231
Packaging Corp. of America	3,045	409,431
Parker-Hannifin Corp.	2,098	555,152
Silgan Holdings, Inc.	7,428	270,602
Sonoco Products Co.	4,987	288,797
WestRock Co.	8,784	363,921

		3,197,534

General Retailers — 6.0%
Advance Auto Parts, Inc.	2,509	374,192
AutoNation, Inc.*	4,913	350,199
Best Buy Co., Inc.	4,665	507,645
Dick’s Sporting Goods, Inc.	5,838	391,204
Dollar General Corp.	2,742	533,621
eBay, Inc.	11,037	623,701
Foot Locker, Inc.	8,059	353,145
Gap, Inc. (The)*	15,501	313,895
Graham Holdings Co., Class B	457	259,626
Grand Canyon Education, Inc.*	1,103	93,689
H&R Block, Inc.	18,138	312,518
Kohl’s Corp.	8,592	378,564
Lowe’s Cos., Inc.	533	88,931
Penske Automotive Group, Inc.	5,409	323,675
Qurate Retail, Inc., Series A	31,922	402,217
Service Corp. International	7,428	374,594
Target Corp.	5,651	1,023,792
Tractor Supply Co.	2,430	344,428
Walmart, Inc.	12,941	1,818,081
Williams-Sonoma, Inc.	3,323	428,401

		9,296,118

Health Care Equipment & Services — 5.8%
Anthem, Inc.	2,845	844,908
Baxter International, Inc.	3,448	264,910
Becton Dickinson and Co.	3,241	848,461
Cigna Corp.	4,124	895,114
Hill-Rom Holdings, Inc.	2,940	282,358
Humana, Inc.	1,639	627,917
Medtronic plc	12,993	1,446,511
Quest Diagnostics, Inc.	3,371	435,365
UnitedHealth Group, Inc.	7,873	2,626,275
Universal Health Services, Inc., Class B	2,760	344,117
Zimmer Biomet Holdings, Inc.	2,093	321,631

		8,937,567

Household Goods & Home Construction — 2.2%
Leggett & Platt, Inc.	7,776	318,816
Lennar Corp., Class A	6,213	516,611
Mohawk Industries, Inc.*	2,741	393,608
Newell Brands, Inc.	16,721	401,638
PulteGroup, Inc.	9,277	403,550
Spectrum Brands Holdings, Inc.	1,637	123,708
Stanley Black & Decker, Inc.	2,866	497,222
Toll Brothers, Inc.	7,232	369,555
Whirlpool Corp.	2,130	394,242

		3,418,950

Industrial Engineering — 3.6%
AGCO Corp.	3,793	420,644
Allison Transmission Holdings, Inc.	6,833	278,103
Brunswick Corp.	2,562	221,510
Caterpillar, Inc.	5,390	985,508
Crane Co.	3,998	302,569
Cummins, Inc.	2,537	594,724
Dover Corp.	3,562	414,937
Oshkosh Corp.	3,865	353,995
PACCAR, Inc.	5,822	531,083
Pentair plc	7,257	395,216
Snap-on, Inc.	2,087	375,639
Timken Co. (The)	4,514	341,529
Trinity Industries, Inc.	12,732	354,077

		5,569,534

Industrial Metals & Mining — 0.6%
Nucor Corp.	7,149	348,371
Reliance Steel & Aluminum Co.	2,925	339,534
Steel Dynamics, Inc.	7,228	247,703

		935,608

Industrial Transportation — 1.4%
Macquarie Infrastructure Corp.	7,755	215,511
Norfolk Southern Corp.	3,255	770,198
Ryder System, Inc.	1,315	82,306
Schneider National, Inc., Class B	7,543	158,403
Union Pacific Corp.	4,589	906,190

		2,132,608

Leisure Goods — 0.3%
Thor Industries, Inc.	3,569	431,885

Life Insurance — 1.2%
Lincoln National Corp.	5,210	237,003
MetLife, Inc.	12,234	589,067
Principal Financial Group, Inc.	7,349	362,085
Prudential Financial, Inc.	6,134	480,170
Unum Group	8,556	198,756

		1,867,081

Media — 4.4%
Comcast Corp., Class A	41,494	2,056,858

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Discovery, Inc., Class A*(a)	11,831	490,040
DISH Network Corp., Class A*	10,205	296,149
Dolby Laboratories, Inc., Class A	2,428	213,737
Fox Corp., Class A	12,743	397,327
Fox Corp., Class B	11,544	345,050
Interpublic Group of Cos., Inc. (The)	15,814	380,643
John Wiley & Sons, Inc., Class A	4,288	195,576
Liberty Media Corp.-Liberty SiriusXM, Class C*	7,765	314,948
Lions Gate Entertainment Corp., Class A*(a)	18,688	261,445
Nexstar Media Group, Inc., Class A	3,060	347,830
Nielsen Holdings plc	19,595	437,556
Omnicom Group, Inc.	6,317	394,054
ViacomCBS, Inc.	12,429	602,807

		6,734,020

Nonlife Insurance — 1.2%
American International Group, Inc.	10,059	376,609
Assured Guaranty Ltd.	6,892	246,389
First American Financial Corp.	5,627	294,236
Hartford Financial Services Group, Inc. (The)	5,629	270,305
Mercury General Corp.	3,270	173,343
Old Republic International Corp.	14,695	265,979
Reinsurance Group of America, Inc.	2,131	223,861

		1,850,722

Oil & Gas Producers — 1.7%
Chevron Corp.	9,380	799,176
ConocoPhillips	2,225	89,067
Exxon Mobil Corp.	27,667	1,240,588
HollyFrontier Corp.	6,221	177,050
Valero Energy Corp.	6,028	340,160

		2,646,041

Oil Equipment, Services & Distribution — 0.6%
Equitrans Midstream Corp.	21,208	141,033
Helmerich & Payne, Inc.	11,546	280,337
Kinder Morgan, Inc.	35,416	498,657

		920,027

Personal Goods — 0.8%
Hanesbrands, Inc.	24,163	369,452
Nu Skin Enterprises, Inc., Class A	6,008	347,683
PVH Corp.	2,971	253,308
Ralph Lauren Corp.	2,544	257,071

		1,227,514

Pharmaceuticals & Biotechnology — 6.7%
Alexion Pharmaceuticals, Inc.*	2,509	384,705
Amgen, Inc.	4,690	1,132,307
Biogen, Inc.*	1,724	487,220
Bristol-Myers Squibb Co.	6,218	381,972
Cardinal Health, Inc.	4,718	253,498
Gilead Sciences, Inc.	13,669	896,686
Johnson & Johnson	17,652	2,879,571
Merck & Co., Inc.	22,235	1,713,651
Perrigo Co. plc	4,175	178,272
Pfizer, Inc.	48,114	1,727,293
United Therapeutics Corp.*	1,442	236,228

		10,271,403

Real Estate Investment Trusts — 2.2%
AGNC Investment Corp.	21,440	334,464
Annaly Capital Management, Inc.	40,384	327,918
Apple Hospitality REIT, Inc.	13,288	165,834
Brandywine Realty Trust	12,254	134,794
Brixmor Property Group, Inc.	2,962	50,147
Cousins Properties, Inc.	2,744	86,546
EPR Properties	4,711	186,744
Kimco Realty Corp.	15,996	264,094
Medical Properties Trust, Inc.	17,095	360,875
New Residential Investment Corp.	21,505	201,932
Omega Healthcare Investors, Inc.	8,075	292,476
Park Hotels & Resorts, Inc.	13,066	217,941
SL Green Realty Corp.	3,099	209,121
Starwood Property Trust, Inc.	13,748	257,912
Vornado Realty Trust	4,788	190,371
Weingarten Realty Investors	7,562	170,221

		3,451,390

Software & Computer Services — 12.4%
Akamai Technologies, Inc.*	3,767	418,250
Alphabet, Inc., Class A*	1,451	2,651,499
Amdocs Ltd.	5,410	382,054
Arista Networks, Inc.*	1,414	434,890
Black Knight, Inc.*	2,733	223,259
CACI International, Inc., Class A*	899	216,857
CDK Global, Inc.	2,429	121,207
Cerner Corp.	5,322	426,345
Change Healthcare, Inc.*	11,849	282,717
Citrix Systems, Inc.	2,538	338,341
Cognizant Technology Solutions Corp., Class A	7,957	620,248
Dell Technologies, Inc., Class C*	4,694	342,146
DXC Technology Co.	9,364	264,065
F5 Networks, Inc.*	1,728	338,602
Facebook, Inc., Class A*	8,382	2,165,322
Gartner, Inc.*	1,446	219,662
Hewlett Packard Enterprise Co.	30,376	374,840
International Business Machines Corp.	8,866	1,056,029
Intuit, Inc.	2,129	769,059
IQVIA Holdings, Inc.*	1,233	219,227
Leidos Holdings, Inc.	3,526	373,968
Microsoft Corp.	12,760	2,959,810
National Instruments Corp.	4,610	190,854
NCR Corp.*	6,506	217,040
NortonLifeLock, Inc.	15,016	316,387
Nuance Communications, Inc.*	9,382	427,256
Oracle Corp.	19,080	1,153,004
Premier, Inc., Class A	5,295	179,342
Roper Technologies, Inc.	1,154	453,418
Science Applications International Corp.	1,962	188,411
SS&C Technologies Holdings, Inc.	4,989	313,708
Teradata Corp.*	6,545	176,061
VMware, Inc., Class A*(a)	1,925	265,361

		19,079,239

Support Services — 1.2%
ADT, Inc.	25,118	226,816
Alliance Data Systems Corp.	2,674	180,896
Johnson Controls International plc	12,251	610,345
ManpowerGroup, Inc.	3,700	327,228
MSC Industrial Direct Co., Inc., Class A	3,864	299,730
Robert Half International, Inc.	3,558	240,165

		1,885,180

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Technology Hardware & Equipment — 15.9%
Analog Devices, Inc.	4,989	735,029
Apple, Inc.	19,298	2,546,564
Applied Materials, Inc.	10,587	1,023,551
Broadcom, Inc.	3,689	1,661,895
CDW Corp.	2,974	391,557
Ciena Corp.*	6,026	321,728
Cirrus Logic, Inc.*	2,651	248,372
Cisco Systems, Inc.	38,355	1,709,866
CommScope Holding Co., Inc.*	12,830	188,473
Entegris, Inc.	4,184	411,664
HP, Inc.	23,265	566,270
Intel Corp.	38,067	2,113,099
Juniper Networks, Inc.	14,182	346,324
KLA Corp.	2,369	663,486
L3Harris Technologies, Inc.	3,018	517,617
Lam Research Corp.	1,746	844,977
Lumentum Holdings, Inc.*	2,538	238,064
Marvell Technology Group Ltd.	9,906	509,763
Maxim Integrated Products, Inc.	5,590	490,299
Microchip Technology, Inc.	3,654	497,346
Micron Technology, Inc.*	12,537	981,271
Monolithic Power Systems, Inc.	842	299,154
Motorola Solutions, Inc.	2,334	391,062
NetApp, Inc.	5,512	366,217
ON Semiconductor Corp.*	10,488	361,731
Qorvo, Inc.*	2,736	467,528
QUALCOMM, Inc.	10,347	1,617,029
Skyworks Solutions, Inc.	3,058	517,567
SYNNEX Corp.	4,069	332,112
Teradyne, Inc.	3,886	440,983
Texas Instruments, Inc.	8,774	1,453,764
Western Digital Corp.	6,656	375,598
Xerox Holdings Corp.	14,269	300,077
Xilinx, Inc.	3,980	519,669

		24,449,706

Tobacco — 0.8%
Altria Group, Inc.	19,900	817,492
Philip Morris International, Inc.	4,294	342,017

		1,159,509

Travel & Leisure — 1.9%
Alaska Air Group, Inc.	6,036	294,738
Aramark	84	2,880
Carnival Corp.	8,893	166,032
Copa Holdings SA, Class A (Panama)	3,469	268,397
Darden Restaurants, Inc.	2,426	283,575
Extended Stay America, Inc.	13,209	193,908
Hyatt Hotels Corp., Class A	2,354	154,564
MGM Resorts International	13,488	385,217
Royal Caribbean Cruises Ltd.	4,607	299,455
Vail Resorts, Inc.	924	245,747
World Wrestling Entertainment, Inc., Class A	3,165	178,284
Wyndham Destinations, Inc.	6,111	270,351
Wyndham Hotels & Resorts, Inc.	3,382	196,731

		2,939,879

TOTAL COMMON STOCKS (Cost $150,009,764)		153,674,837

SHORT-TERM INVESTMENTS — 0.7%
INVESTMENT COMPANIES — 0.0%(b)
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(c)(d) (Cost $45,257)	45,257	45,257

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(c)(d)	299,870	299,900
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	781,260	781,260

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,081,160)		1,081,160

TOTAL SHORT-TERM INVESTMENTS (Cost $1,126,417)		1,126,417

Total Investments — 100.6% (Cost $151,136,181)		154,801,254
Liabilities in Excess of Other Assets — (0.6%)		(935,737)

Net Assets — 100.0%		153,865,517

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $1,052,787.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	10	03/2021	USD	185,650	1,257

Abbreviations

USD	United States Dollar

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$154,801,254	$—	$—	$154,801,254

Appreciation in Other Financial Instruments
Futures Contracts(a)	$1,257	$—	$—	$1,257

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	$499,900	$300,000	$500,000	$(100)	$100	$299,900	299,870	$143	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	249,858	4,178,786	3,647,384	—	—	781,260	781,260	22	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	104,469	1,293,795	1,353,007	—	—	45,257	45,257	12	—

Total	$854,227	$5,772,581	$5,500,391	$(100)	$100	$1,126,417		$177	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.